Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2022
Retirement benefit obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	December 31,	December 31,
	2022	2021
Defined benefit obligation	(7,682,529)	(9,276,675)
Fair value of plan assets	7,867,835	7,995,150
Effect of asset ceiling	(185,306)	—
Funded status surplus/ (shortfall)	—	(1,281,525)

Schedule of amounts recognized in statement of loss for employment benefit obligations

	2022	2021	2020
Current service cost	(306,491)	(325,144)	(315,727)
Past service cost	36,459	219,104	102,764
Interest cost	(98,639)	(23,742)	(21,799)
Interest income	88,751	15,429	14,203
Company pension amount (note 17)	(279,920)	(114,353)	(220,559)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2022	2021
Defined benefit obligation at beginning of year	(9,276,675)	(9,406,967)
Current service cost	(306,491)	(325,144)
Past service cost	36,459	219,104
Interest cost	(98,639)	(23,742)
Employee contributions	(244,097)	(222,772)
Actuarial gain arising from changes in financial assumptions	1,923,273	295,480
Actuarial gain arising from changes in demographic assumptions	51,085	186,583
Actuarial gain/ (loss) on experience adjustment	6,850	(115,175)
Benefits paid	225,706	115,958
Defined benefit obligations at end of year	(7,682,529)	(9,276,675)

The movements in the fair value of plan assets during the year are as follows:

	2022	2021
Fair value of plan assets at beginning of year	7,995,150	7,714,430
Interest income	88,751	15,429
Employee contributions	244,097	222,772
Employer contributions	291,313	264,817
Plan assets loss	(525,770)	(106,340)
Benefits paid	(225,706)	(115,958)
Fair value of plan assets at end of year	7,867,835	7,995,150

Schedule of fair value of plan assets

December 31,
2021
Cash	1.79%
Bonds	52.36%
Equity instruments	11.16%
Real estate	22.75%
Mortgages	10.22%
Others	1.72%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2022	December 31, 2021
Discount rate	2.30%	0.35%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	1.20%	1.00%
Pension growth rate	0.00%	0.00%

Schedule of funding of defined benefit pensions and actuarial adjustments on plan liabilities

	2022	2021
Present value of defined benefit obligation	(7,682,529)	(9,276,675)
Fair value of plan assets	7,867,835	7,995,150
Effect of asset ceiling	(185,306)	—
Surplus / (Deficit) in the plan	—	(1,281,525)
Actuarial gain on defined benefit obligation	1,981,208	366,888
Actuarial loss on plan assets	(525,770)	(106,340)
Change in the effect of the asset ceiling	(185,306)	—
Total	1,270,132	260,548

Schedule of estimated benefit payments

2023	374,000
2024	748,000
2025	501,000
2026	357,000
2027	358,000
2028-2032	2,238,000